INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2018	2017	2016

Loss before income taxes	$40,024	$588,716	$44,145

Income tax recovery at statutory rates	(10,941)	(153,066)	(11,478)
Difference of foreign tax rates	(231)	(11,774)	(766)
Non-deductible expenses and non-taxable portion of capital gains	358	158,059	44
Changes in unrecognized deferred tax assets and other	10,814	8,436	4,706
Income tax expense (recovery)	-	1,655	(7,494)

Income tax expense (recovery) consists of:
Current income taxes	$-	$-	$-
Deferred income taxes	-	1,655	(7,494)
	$-	$1,655	$(7,494)

Disclosure of deferred taxes [Table Text Block]
The gross movement on the net deferred income tax account is as follows:
	2018	2017	2016
Deferred tax liability at the beginning of the year	$-	$-	$(6,317)
Tax recovery relating to the loss (income) from continuing operations	(15,527)	(1,655)	7,494
Tax (expense) recovery relating to components of other comprehensive income	-	1,655	(1,177)
Tax (expense) recovery recorded in deficit	15,527	-	-
Deferred tax liability at the end of the year	$-	$-	$-

Disclosure of changes in deferred tax assets and liabilities explanatory [Table Text Block]
The significant components of the Company’s net deferred income tax liabilities are as follows:
	2018		2017	2016
Mineral properties	$(2,434	) $	(4,635)	(19,692)
Loss carry forwards	2,434		4,635	19,692
	$-		$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits are attributed to the following:
	2018	2017	2016
Tax Losses:
Operating loss carry forwards – Canada	$106,058	$85,898	$60,950
Operating loss carry forwards – South Africa	23,026	204,500	77,069
Net capital loss carry forwards	621	-	1,559
	$129,705	$290,398	$139,578

Temporary Differences:
Mineral properties	$7,664	$305,515	$7,628
Financing Costs	18,831	16,481	13,930
Property, plant and equipment	735	692	594
Other	254	368	329
	$27,484	$323,056	$22,481

Investment Tax Credits:	$318	$331	$317